Investments - Summary of Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Trading securities:
Adjusted cost	¥ 67,580		¥ 73,531	$ 10,433
Unrealized gains	4,380	$ 676	933
Unrealized losses	(43,617)	(6,733)	(43,572)
Exchange differences	(1,296)	$ (201)	(260)
Trading securities total at fair value	27,047		30,632	4,175
Equity securities listed in Hong Kong:
Cost	14,701		14,023	2,270
Impairment recognized in earnings	0		0	0
Adjusted amortized cost	14,701		14,023	2,270
Adjusted amortized cost	14,701		14,023	2,270
Unrealized gains	2,853		5,664	440
Exchange differences	232		50	36
Total at fair value	17,786		19,737	2,746
Equity securities listed in Hong Kong [Member]
Trading securities:
Trading securities total at fair value	9,892		11,602	1,527
Equity securities listed in Singapore [Member]
Trading securities:
Trading securities total at fair value	¥ 17,155		¥ 19,030	$ 2,648